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                               NATIONS FUNDS TRUST
                     Registration Nos. 333-89661; 811-09645

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)

         The undersigned hereby certifies on behalf of Nations Funds Trust (the "Trust") that the forms of Prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 26 with the exception of the prospectus for Nations Small Company Fund, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on July 31, 2002.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 13th day of August, 2002.

                                            NATIONS FUNDS TRUST

                                            /s/ Richard H. Blank, Jr.
                                            ------------------------

                                                Richard H. Blank, Jr.
                                                Secretary